EXPLORATION, EVALUATION AND PROJECT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Global exploration and evaluation	$ 143	$ 143
Corporate development2	9	51
Business improvement and innovation	0	10
Minesite exploration and evaluation	79	69
Exploration, evaluation and project expenses (notes 5 and 8)	295	342
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	0	18
Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Advanced project costs	37	49
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Advanced project costs	$ 27	20
Nevada Gold Mines, KCGM and Acacia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 44